RECEIVED FEB 1 2 2002

21-40762

FORM D

02020284

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

FORM D

OMB Approval	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response . . .	16.00

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
National Equity Fund 2001 LLC 1169012

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ☐ check if this is an amendment and name has changed, and indicate change.)
National Equity Fund 2001 LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
120 S. Riverside Plaza, 15th Floor, Chicago, IL 60606	**(312) 360-0400**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
To acquire beneficial interests in various limited partnerships that will engage in low-income housing improvement projects and related commercial facilities in the United States.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☑ other (please specify):
☐ business trust ☐ limited partnership, to be formed **Limited Liability Company**

PROCESSED MAR 19 2002 THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 0 1 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W.,Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice consitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ ~~General and/or Managing Partner~~ XXXXXXXXXX

Full Name (Last name first, if individual)
National Equity Fund, Inc. — **X General Manager**

Business or Residence Address (Number and Street, City, State, Zip Code)
120 S. Riverside Plaza, 15th Floor, Chicago, IL 60606

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Local Initiatives Support Corporation (LISC) **(as a 501(c)(3) non-profit corporation, LISC does not have stockholders.)**

Business or Residence Address (Number and Street, City, State, Zip Code)
733 Third Avenue, 8th Floor, New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ ~~General and/or Managing Partner~~ XXXXXXXXXX

Full Name (Last name first, if individual)
See Exhibit A attached hereto. — **X General Mgr.**

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☑

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 250,000

3. Does the offering permit joint ownership of a single unit? Yes ☐ No ☑

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) **N/A**

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional coopies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify LLC Membership Interests)	$ 100,000,000	$ 0
Total	$ 100,000,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (Specify finder's fees separately)	☐	$
Other Expenses (identify) ______	☐	$
Total	☐	$ 00*

*** See page 5 text.**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$100,000,000**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☑	$ 6,000,000	☐	$ 0
Purchase of real estate	☐	$ 0	☐	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☐	$ 0	☐	$ 0
Construction or leasing of plant buildings and facilities	☐	$ 0	☐	$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐	$ 0	☐	$ 0
Repayment of indebtedness	☐	$ 0	☐	$ 0
Working capital	☐	$ 0	☑	$ 1,200,000
Other (specify) **Purchase of beneficial interests in limited partnerships**	☐	$ 0	☑	$ 92,800,000
for the development of low-income housing and reserve for unanticipated expenses.	☐	$ 0	☐	$ 0
Column Totals	☑	$ 6,000,000	☑	$ 94,000,000
Total Payments Listed (column totals added)			☑	$ 100,000,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

Issuer (Print or Type)	Signature	Date
National Equity Fund 2001 LLC	[signature]	**January 23, 2001**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Mark Siranovic	**Vice President of National Equity Fund, Inc.** **General Manager of Issuer**	

*** Generally, the General Manager, not the LLC pays the ordinary expenses and the costs of business or professional services rendered to the LLC directly from its fees, including items in Part c, line a.**

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252 (c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? . . . . Yes ☐ No ☑

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
National Equity Fund 2001 LLC	[signature]	**January 23, 2001**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Mark Siranovic	**Vice President of National Equitv Fund. Inc.** **General Manager of Issuer**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

EXHIBIT A

NATIONAL EQUITY FUND, INC.
LIST OF OFFICERS AND DIRECTORS

Name	Office	Address
Joseph S. Hagan	President, Chief Executive Officer, and Director	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Rick Gentry	Senior Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Darrell R. Hubbard	Senior Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Karen Przypyszny	Senior Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Jeff Bachman	Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Edward Barnett	Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Kevin Boes	Vice President and Controller	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Deborah Burkart	Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Edward Stone	Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Judy Schneider	Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606

Name	Office	Address
Jeff M. Mudrick	Vice President	1055 Wilshire Blvd. Suite 1600 Los Angeles, CA 90017
Denise Notice-Scott	Vice President	733 Third Avenue 8th Fl. New York, NY 10017
Sonya Prear	Vice President	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Brian Segel	Vice President	733 Third Avenue 8th Fl. New York, NY 10017
Mark Siranovic	Vice President and Treasurer	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
William E. Papaj	Secretary	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Thomas Flanagan	Assistant Secretary	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Eva Garrett	Assistant Secretary	120 S. Riverside Plaza 15th Floor Chicago, IL 60606
Mark Leitson	Assistant Secretary	120 S. Riverside Plaza Suite 601 Chicago, IL 60606
Janet Wexler	Assistant Secretary	733 Third Avenue 8th Fl. New York, NY 10017

Name	Office	Address
Larry H. Dale	Chairman and Director	1801 California Street Denver, CO 802012
Michael Rubinger	Vice Chairman and Director	733 Third Avenue, 8th Fl. New York, NY 10017
Kenneth Bacon	Director	3900 Wisconsin Ave., N.W. Washington, DC 20016
Adrian B. Corbiere	Director	8100 Jones Branch Dr. Mail Stop B4M McLean, VA 22102-3110
Andrew McA. Ditton	Director	850 Third Avenue 13th Floor New York, NY 10043
Marangal Domingo	Director	1201 3rd Ave. Seattle, WA 98101
Printice Gary	Director	5485 Belt Line Road Dallas, TX 75240
Paul S. Grogan	Director	733 Third Avenue, 8th Fl. New York, NY 10017
Colleen D. Hernandez	Director	3822 Summit Suite 200 Kansas City, MO 64111
George Latimer	Director	1600 Grand Avenue St. Paul, MN 55105
Mike Mantle	Director	1500 Newell Avenue Suite 200 Walnut Creek, CA 94526
Herbert E. Morse	Director	18 Porters Cove Road Hingham, MA 02043

Page 4- 2002 Officers and Directors

Name	Office	Address
Karen Phillips	Director	131 W. 138th St. New York, NY 10030
J. Michael Pitchford	Director	101 S. Tryon St. Charlotte, NC 28255
David Stanley	Director	3424 Zenith Avenue So. Minneapolis, MN 55416
Juanita Tate	Director	4707 South Central Los Angeles, CA 90011
The Rev. Richard L. Toliver	Director	St. Edmund's Episcopal Church 6105 S. Michigan Ave. Chicago, IL 60637
Thomas Watt	Director	8250 Jones Branch Drive McLean, VA 22102-3110
Mark Willis	Director	380 Madison Avenue 14th Floor New York, NY 10017

As of January, 2002